Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 379,832	$ 373,835
Commercial | Total commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	139,484	131,881
Commercial | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	135,254	127,676
Commercial | Lease financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,230	4,205
Commercial | Total commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	48,859	53,455
Commercial | Commercial mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	38,619	41,934
Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,240	11,521
Consumer | Total residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	118,813	115,530
Consumer | Residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	112,806	108,605
Consumer | Home equity loans, first liens
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,007	6,925
Consumer | Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	30,350	28,560
Consumer | Total other retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	42,326	44,409
Consumer | Retail leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,040	4,135
Consumer | Home equity and second mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,565	13,056
Consumer | Revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,747	3,668
Consumer | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,373	13,889
Consumer | Automobile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,601	$ 9,661